Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000023590 | Ross Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000023590 | Datadog, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000023590 | Trade Desk, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000023590 | Verisk Analytics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000023590 | Monolithic Power Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000023590 | LPL Financial Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000023590 | Royal Caribbean Cruises Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000023590 | Dexcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000023590 | Pinterest, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000023590 | AmerisourceBergen Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000023590 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000023590 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000023590 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000023590 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000023590 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000023590 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000023590 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000023590 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000023590 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000023590 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000023590 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023590 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000023590 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000023590 | Investment_SecurityTypeCode_Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000023590 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000023591 | Ross Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000023591 | Datadog, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000023591 | Trade Desk, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000023591 | Verisk Analytics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000023591 | Monolithic Power Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000023591 | LPL Financial Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000023591 | Royal Caribbean Cruises Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000023591 | Dexcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000023591 | Pinterest, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000023591 | AmerisourceBergen Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000023591 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000023591 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000023591 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000023591 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000023591 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000023591 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000023591 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000023591 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000023591 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000023591 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000023591 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023591 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000023591 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000023591 | Investment_SecurityTypeCode_Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000023591 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000163133 | Ross Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000163133 | Datadog, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000163133 | Trade Desk, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000163133 | Verisk Analytics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000163133 | Monolithic Power Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000163133 | LPL Financial Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000163133 | Royal Caribbean Cruises Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000163133 | Dexcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000163133 | Pinterest, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000163133 | AmerisourceBergen Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000163133 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000163133 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000163133 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000163133 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000163133 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000163133 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000163133 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000163133 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000163133 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000163133 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000163133 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000163133 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000163133 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000163133 | Investment_SecurityTypeCode_Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000163133 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000023592 | Ross Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000023592 | Datadog, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000023592 | Trade Desk, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000023592 | Verisk Analytics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000023592 | Monolithic Power Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000023592 | LPL Financial Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000023592 | Royal Caribbean Cruises Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000023592 | Dexcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000023592 | Pinterest, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000023592 | AmerisourceBergen Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000023592 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000023592 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000023592 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000023592 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000023592 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000023592 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000023592 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000023592 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000023592 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000023592 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000023592 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023592 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000023592 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000023592 | Investment_SecurityTypeCode_Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000023592 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000074884 | Ross Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000074884 | Datadog, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000074884 | Trade Desk, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000074884 | Verisk Analytics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000074884 | Monolithic Power Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000074884 | LPL Financial Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000074884 | Royal Caribbean Cruises Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000074884 | Dexcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000074884 | Pinterest, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000074884 | AmerisourceBergen Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000074884 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000074884 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000074884 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000074884 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000074884 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000074884 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000074884 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000074884 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000074884 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000074884 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000074884 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000074884 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000074884 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000074884 | Investment_SecurityTypeCode_Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000074884 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000073995 | Churchill Downs, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000073995 | Natera, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000073995 | Littelfuse, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000073995 | FTAI Aviation Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000073995 | ExlService Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000073995 | Piper Sandler Cos.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000073995 | Casella Waste Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000073995 | Clean Harbors, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000073995 | Universal Display Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000073995 | Skyline Champion Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000073995 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000073995 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000073995 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000073995 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000073995 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000073995 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000073995 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000073995 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(3.80%)
C000073995 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000073995 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000073995 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(3.80%)
C000073995 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.70%
C000073995 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000073995 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000023597 | Churchill Downs, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000023597 | Natera, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000023597 | Littelfuse, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000023597 | FTAI Aviation Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000023597 | ExlService Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000023597 | Piper Sandler Cos.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000023597 | Casella Waste Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000023597 | Clean Harbors, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000023597 | Universal Display Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000023597 | Skyline Champion Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000023597 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000023597 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000023597 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000023597 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000023597 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000023597 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000023597 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000023597 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(3.80%)
C000023597 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000023597 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000023597 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(3.80%)
C000023597 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.70%
C000023597 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000023597 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000163134 | Churchill Downs, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000163134 | Natera, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000163134 | Littelfuse, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000163134 | FTAI Aviation Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000163134 | ExlService Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000163134 | Piper Sandler Cos.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000163134 | Casella Waste Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000163134 | Clean Harbors, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000163134 | Universal Display Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000163134 | Skyline Champion Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000163134 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000163134 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000163134 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000163134 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000163134 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000163134 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000163134 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000163134 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(3.80%)
C000163134 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000163134 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000163134 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(3.80%)
C000163134 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.70%
C000163134 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000163134 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000023598 | Churchill Downs, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000023598 | Natera, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000023598 | Littelfuse, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000023598 | FTAI Aviation Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000023598 | ExlService Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000023598 | Piper Sandler Cos.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000023598 | Casella Waste Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000023598 | Clean Harbors, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000023598 | Universal Display Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000023598 | Skyline Champion Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000023598 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000023598 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000023598 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000023598 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000023598 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000023598 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000023598 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000023598 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(3.80%)
C000023598 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000023598 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000023598 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(3.80%)
C000023598 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.70%
C000023598 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000023598 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000074885 | Churchill Downs, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000074885 | Natera, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000074885 | Littelfuse, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000074885 | FTAI Aviation Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000074885 | ExlService Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000074885 | Piper Sandler Cos.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000074885 | Casella Waste Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000074885 | Clean Harbors, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000074885 | Universal Display Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000074885 | Skyline Champion Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000074885 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000074885 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000074885 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000074885 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000074885 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000074885 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000074885 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000074885 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(3.80%)
C000074885 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000074885 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000074885 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(3.80%)
C000074885 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.70%
C000074885 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000074885 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%